Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Legal Proceedings
Legal Proceedings

10. Legal Proceedings

In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions.

Cogito Software Solutions Ltd. v. Gofba, Inc., et al

On July 21, 2023, Cogito Software Solutions, Ltd., a company claiming to be a corporation qualified to do business in California, filed a form Complaint against the Company for Breach of Contract and Common Counts for an Open Book Account for Money Due, alleging the Company breached a contract by failing to pay for software services performed by the Plaintiff, causing Plaintiff damages of $960,000, plus interest. The Complaint was filed in the Superior Court of the State of California, County of San Bernadino (Cogito Software Solutions Ltd. v. Gofba, Inc., Case No. CIV SB 2315264).

On September 1, 2023, the Company filed a Demurrer to the Plaintiff’s Complaint on the basis that the Plaintiff does not appear as a corporation registered to do business in California and that the Complaint fails to state of action for Breach of Contract and Common Counts for Amounts Owed on an Open Account since the basic elements of each cause of action are not specified in the Complaint. On October 30, 2023, the Court heard the motion and the Company’s Demurrer was granted.

On November 15, 2023, the Company and Plaintiff entered into a settlement agreement and mutual release. Both parties agreed to waive, discharge, and otherwise extinguish their actual or possible claims of the Complaint against each other in exchange for the parties to dismiss their respective actions and the lawsuit with prejudice against one another. As a result, the Company recorded a reduction in liability by the outstanding balance due to the Plaintiff and recorded gain from settlement in the amount of $941,000 during the year ended December 31, 2023

Chin Li Shih v. Anna Chin and Gofba, Inc.

On November 13, 2023, the Plaintiff filed a form Complaint against us for Breach of Contract and Fraud, alleging we breached a contract by failing to provide a location for Plaintiff to use for stray animals as she alleges was an understanding between the parties when Plaintiff invested in Gofba, Inc., and also by failing to repay an alleged separate $30,000 loan.  Plaintiff also alleges fraud due to principals at Gofba, Inc., allegedly telling Plaintiff the company was going to be a public company and that they would provide a location for Plaintiff to use for stray animals.  According to the Complaint, Plaintiff is seeking $72,500, plus interest, as damages. The Complaint was filed in the Superior Court of the State of California, County of San Bernadino (Chin Li Shih v. Anna Chin and Gofba, Inc., Case No. CIV SB 2327457).

On January 10, 2024, we filed an Answer to the Complaint generally denying the allegations in the Complaint and denying that Plaintiff suffered any damages, and, in addition to the general denial, specifically alleged that Plaintiff’s causes of action are barred by the applicable statute of limitations.  On May 13, 2024, the parties appeared for a Trial Setting Conference, wherein the parties informed the Court they are conducting initial discovery but not opposed to setting trial dates.  The Court scheduled a Trial Readiness Conference for May 29, 2025, and set a jury trial date for June 2, 2025.  We plan to continue conducting discovery in the interim.  We plan to vigorously defend ourselves against the allegations in the Complaint if the lawsuit moves forward.

In the ordinary course of business, we are from time to time involved in various pending or threatened legal actions. The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon our financial condition and/or results of operations. However, in the opinion of our management, matters currently pending or threatened against us are not expected to have a material adverse effect on our financial position or results of operations.

10. Legal Proceedings

In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions.

Cogito Software Solutions Ltd. v. Gofba, Inc., et al

On July 21, 2023, Cogito Software Solutions, Ltd., a company claiming to be a corporation qualified to do business in California, filed a form Complaint against the Company for Breach of Contract and Common Counts for an Open Book Account for Money Due, alleging the Company breached a contract by failing to pay for software services performed by the Plaintiff, causing Plaintiff damages of $960,000, plus interest. The Complaint was filed in the Superior Court of the State of California, County of San Bernadino (Cogito Software Solutions Ltd. v. Gofba, Inc., Case No. CIV SB 2315264).

On September 1, 2023, the Company filed a Demurrer to the Plaintiff’s Complaint on the basis that the Plaintiff does not appear as a corporation registered to do business in California and that the Complaint fails to state of action for Breach of Contract and Common Counts for Amounts Owed on an Open Account since the basic elements of each cause of action are not specified in the Complaint. On October 30, 2023, the Court heard the motion and the Company’s Demurrer was granted.

On November 15, 2023, the Company and Plaintiff entered into a settlement agreement and mutual release. Both parties agreed to waive, discharge, and otherwise extinguish their actual or possible claims of the Complaint against each other in exchange for the parties to dismiss their respective actions and the lawsuit with prejudice against one another. As a result, the Company recorded a reduction in liability by the outstanding balance due to the Plaintiff and recorded gain from settlement in the amount of $941,000 as an offset to general and administrative expenses during the year ended December 31, 2023.

Chin Li Shih v. Anna Chin and Gofba, Inc.

On November 13, 2023, the Plaintiff filed a form Complaint against the Company for Breach of Contract and Fraud, alleging the Company breached a contract by failing to provide a location for Plaintiff to use for stray animals as she alleges was an understanding between the parties when Plaintiff invested in Gofba, Inc., and also by failing to repay an alleged separate $30,000 loan.  Plaintiff also alleges fraud due to principals at Gofba, Inc., allegedly telling Plaintiff the Company was going to be a public company and that they would provide a location for Plaintiff to use for stray animals.  According to the Complaint, Plaintiff is seeking $72,500, plus interest, as damages. The Complaint was filed in the Superior Court of the State of California, County of San Bernadino (Chin Li Shih v. Anna Chin and Gofba, Inc., Case No. CIV SB 2327457).

On January 10, 2024, the Company filed an Answer to the Complaint generally denying the allegations in the Complaint and denying that Plaintiff suffered any damages, and, in addition to the general denial, specifically alleged that Plaintiff’s causes of action are barred by the applicable statute of limitations.  The Company has not heard from the Plaintiff since it filed its Answer and there has been no other progress in the litigation.  The Company plans to vigorously defend itselves against the allegations in the Complaint if the lawsuit moves forward.